CECL (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance	SFr (0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,186
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	30
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,216	SFr 55	SFr 45
Other financial assets, Current-period provision for expected credit losses	(132)	4,291	24
Other financial assets, Gross write-offs	(8)	(9)	(12)
Other financial assets, Recovery	0	0	2
Other financial assets, Net write-offs	(8)	(9)	(10)
Other financial assets, Foreign currency translation impact and other adjustments, net	45	(121)	(4)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,081	4,186
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	40	30
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,121	4,216	55
Other financial assets, individually evaluated	4,099	4,202	17
Other financial assets, collectively evaluated	22	14	38
Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses	(155)	4,307
Bank
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,186
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	28
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,214	48	43
Other financial assets, Current-period provision for expected credit losses	(135)	4,295	19
Other financial assets, Gross write-offs	(7)	(8)	(12)
Other financial assets, Recovery	0	0	2
Other financial assets, Net write-offs	(7)	(8)	(10)
Other financial assets, Foreign currency translation impact and other adjustments, net	46	(121)	(4)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,081	4,186
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	37	28
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	4,118	4,214	48
Other financial assets, individually evaluated	4,096	4,200	15
Other financial assets, collectively evaluated	22	14	SFr 33
Bank | Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses	SFr (155)	SFr 4,307